Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accrued Expenses [Abstract]
Schedule of accrued expenses
	June 30, 2018	December 31, 2017
Accrued licensing agreement fees	$65,000	$120,000
Accrued services	1,118,872	600,339
Accrued issuance costs	30,933	28,083
Accrued payroll	256,926	223,195
Advances	—	50,000
Other (1)	6,947	—
	$1,478,678	$1,021,617

(1)	Accrued expenses include an obligation to issue stock options to a consultant that has met vesting requirements as of June 30, 2018 in the amount of $6,947. See Note 10 – Stock-Based Compensation for further detail.

	2017	2016
Accrued license fees	$120,000	$182,009
Accrued services	600,339	31,186
Accrued issuance costs	28,083	22,015
Accrued payroll	223,195	28,252
Advances	50,000	—
Other	—	881
	$1,021,617	$264,343